Cash distribution and earnings per unit - Schedule of earnings per unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Capitalization, Equity [Line Items]
Net loss	$ (68,541)	$ (62,134)	$ (13,081)
Loss attributable to:
Loss per unit (basic and diluted):	$ (6.13)	$ (5.62)	$ (1.18)
Limited Partner [Member]
Schedule of Capitalization, Equity [Line Items]
Net loss	$ (67,173)	$ (60,899)	$ (12,819)
Loss attributable to:
Weighted Average Limited Partnership Units Outstanding, Basic	10,966,518	10,830,959	10,823,591
Loss per unit (basic and diluted):	$ (6.13)	$ (5.62)	$ (1.18)
Earnings per unit - distributed (basic and diluted):	0.45	1.22	1.24
Loss per unit — undistributed (basic and diluted):	$ (6.58)	$ (6.84)	$ (2.43)